Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99794
Maximum Aggregate Offering Price | $	$ 997,940,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 152,784.61
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form S-3 filed with the Securities and Exchange Commission on September 4, 2025 (File No. 333-289983), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This “Calculation of Filing Fees” table shall be deemed to update the “Calculation of Filing Fees” table in such registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit | shares	0.99992
Maximum Aggregate Offering Price | $	$ 1,249,900,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 191,359.69
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form S-3 filed with the Securities and Exchange Commission on September 4, 2025 (File No. 333-289983), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This “Calculation of Filing Fees” table shall be deemed to update the “Calculation of Filing Fees” table in such registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2036
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99809
Maximum Aggregate Offering Price | $	$ 1,497,135,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 229,211.37
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form S-3 filed with the Securities and Exchange Commission on September 4, 2025 (File No. 333-289983), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This “Calculation of Filing Fees” table shall be deemed to update the “Calculation of Filing Fees” table in such registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2056
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	0.99043
Maximum Aggregate Offering Price | $	$ 742,822,500
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 113,726.12
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form S-3 filed with the Securities and Exchange Commission on September 4, 2025 (File No. 333-289983), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This “Calculation of Filing Fees” table shall be deemed to update the “Calculation of Filing Fees” table in such registration statement.